State Street Institutional Treasury Plus Money Market Fund Average Annual Total Returns - Institutional Class [Member] - Institutional Class		12 Months Ended	60 Months Ended	89 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.21%	3.19%	2.59%
Performance Inception Date	Jul. 30, 2018